Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended		3 Months Ended		6 Months Ended	3 Months Ended					6 Months Ended	3 Months Ended					6 Months Ended	3 Months Ended					6 Months Ended	0 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Post IPO Net Income Attributable to the Members of KNOT Offshore Partners LP [Member]	Jun. 30, 2013 Post IPO Net Income Attributable to the Members of KNOT Offshore Partners LP [Member]	Jun. 30, 2014 Post IPO Net Income Attributable to the Members of KNOT Offshore Partners LP [Member]	Jun. 30, 2014 Common Units [Member]		Jun. 30, 2013 Common Units [Member]	Jun. 30, 2013 Common Units [Member]		Jun. 30, 2014 Common Units [Member]	Jun. 30, 2014 Subordinated Units [Member]		Jun. 30, 2013 Subordinated Units [Member]	Jun. 30, 2013 Subordinated Units [Member]		Jun. 30, 2014 Subordinated Units [Member]	Jun. 30, 2014 General Partner Unit [Member]		Jun. 30, 2013 General Partner Unit [Member]	Jun. 30, 2013 General Partner Unit [Member]		Jun. 30, 2014 General Partner Unit [Member]	Aug. 14, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]
Earnings Per Share Basic And Diluted [Line Items]
Less: Distribution paid	$ 9,945	$ 5,547			$ 21,954																						$ 9,900
Net income (loss)	(7,448)	(1,204)		(8,639)		2,497	4,343	8,921
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	2,447		3,892	8,744	789				(4,788)					(5,371)	(2,511)		(1,204)			(3,095)
Under (over) distributed earnings to general partners	$ 50		$ 79	$ 177	$ 16
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted									8,719		8,568			8,643	8,568		8,568			8,568	353		350			351
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted									$ 0.140	[1]	$ 0.317	$ 0.317	[1]	$ 0.505 [1]	$ 0.143	[1]	$ 0.177	$ 0.177	[1]	$ 0.511 [1]	$ 0.141	[1]	$ 0.317	$ 0.317	[1]	$ 0.507 [1]
Cash distributions declared and paid in the period per unit	$ 0.435			$ 0.435																							$ 0.435	$ 0.435	$ 0.317	$ 0.435

[1]	Earnings per unit information for the three months ended June 30, 2013 is in respect of the period from the date of the Partnership's IPO (April 15, 2013) to June 30, 2013.